Offerings - Offering: 1	Jan. 22, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Amount Registered | shares	2,380,962
Maximum Aggregate Offering Price	$ 54,502,374.39
Fee Rate	0.01531%
Amount of Registration Fee	$ 8,344.31
Offering Note	The amount in the "Amount Registered" column represents the number of shares of common stock, par value $1.00 per share ("United common stock"), of United Community Banks, Inc. ("United") being registered, based upon an estimate of (x) the maximum number of shares of common stock, par value $0.01 per share ("ANB Holdings common stock"), of ANB Holdings, Inc. ("ANB Holdings") outstanding as of January 15, 2025, or issuable or expected to be cancelled or exchanged in connection with the merger of ANB Holdings with and into United, collectively equal to 1,443,007 multiplied by (y) the exchange ratio of 1.650 shares of United common stock for each share of ANB Holdings common stock. The amount in the "Maximum Aggregate Offering Price" column is estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended (the "Securities Act"), and is calculated based upon the book value of shares of ANB Holdings common stock in accordance with Rule 457(f) under the Securities Act as follows: (a) the product of (i) $37.77, the book value per share of ANB Holdings common stock as calculated on December 31, 2024, and (ii) 1,443,007, the estimated maximum number of shares of ANB Holdings common stock to be exchanged in connection with the merger. Pursuant to Rule 457(o) of the Securities Act, the registration fee, reflected in the "Amount of Registration Fee" column, has been calculated on the basis of the maximum aggregate offering price. The fee has been determined in accordance with Section 6(b) of the Securities Act at a rate equal to $153.10 per $1,000,000 of the proposed maximum aggregate offering price.